Distribution Date:	10/13/21	COMM 2013-CCRE10 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
		Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	25	Representative
Historical Bond / Collateral Loss Reconciliation Detail	26		-
Interest Shortfall Detail - Collateral Level	27		, | ,
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
PEZ	12626BAS3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-1	12626BAA2	1.278000%	67,569,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12626BAB0	2.972000%	100,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12626BAC8	3.923000%	140,000,000.00	66,268,249.72	0.00	216,641.95	0.00	0.00	216,641.95	66,268,249.72	42.06%	30.00%
A-3FL	12626BAG9	0.808000%	40,000,000.00	18,933,785.63	0.00	12,748.75	0.00	0.00	12,748.75	18,933,785.63	42.06%	30.00%
A-3FX	12626BAJ3	3.760000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12626BAD6	4.210000%	278,534,000.00	278,534,000.00	0.00	977,190.12	0.00	0.00	977,190.12	278,534,000.00	42.06%	30.00%
A-SB	12626BAE4	3.795000%	81,070,000.00	31,231,552.52	1,154,455.48	98,769.78	0.00	0.00	1,253,225.26	30,077,097.04	42.06%	30.00%
A-M	12626BAN4	4.517000%	99,776,000.00	99,776,000.00	0.00	375,573.49	0.00	0.00	375,573.49	99,776,000.00	27.38%	20.13%
B	12626BAQ7	4.900139%	59,362,000.00	59,362,000.00	0.00	242,401.72	0.00	0.00	242,401.72	59,362,000.00	18.65%	14.25%
C	12626BAU8	4.900139%	31,574,000.00	31,574,000.00	0.00	128,930.83	0.00	0.00	128,930.83	31,574,000.00	14.00%	11.13%
D	12626BAW4	4.900139%	45,469,000.00	45,469,000.00	0.00	185,670.36	0.00	0.00	185,670.36	45,469,000.00	7.31%	6.63%
E	12626BAY0	4.900139%	17,682,000.00	17,682,000.00	0.00	72,203.55	0.00	0.00	72,203.55	17,682,000.00	4.71%	4.88%
F	12626BBA1	4.900139%	15,155,000.00	15,155,000.00	0.00	61,884.68	0.00	0.00	61,884.68	15,155,000.00	2.48%	3.38%
G*	12626BBC7	4.900139%	34,101,899.00	16,879,269.73	0.00	66,737.25	0.00	0.00	66,737.25	16,879,269.73	0.00%	0.00%
V	12626BBE3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12626BBJ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12626BBG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,010,397,902.02	680,864,857.60	1,154,455.48	2,438,752.48	0.00	0.00	3,593,207.96	679,710,402.12

Notional Certificates
X-A	12626BAF1	0.710087%	807,054,000.00	494,743,587.87	0.00	292,759.18	0.00	0.00	292,759.18	493,589,132.39
X-B	12626BAL8	0.000000%	203,343,899.00	186,121,269.73	0.00	0.00	0.00	0.00	0.00	186,121,269.73
Notional SubTotal			1,010,397,899.00	680,864,857.60	0.00	292,759.18	0.00	0.00	292,759.18	679,710,402.12

Deal Distribution Total					1,154,455.48	2,731,511.66	0.00	0.00	3,885,967.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12626BAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1	12626BAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12626BAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12626BAC8	473.34464086	0.00000000	1.54744250	0.00000000	0.00000000	0.00000000	0.00000000	1.54744250	473.34464086
A-3FL	12626BAG9	473.34464075	0.00000000	0.31871875	0.00000000	0.00000000	0.00000000	0.00000000	0.31871875	473.34464075
A-3FX	12626BAJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12626BAD6	1,000.00000000	0.00000000	3.50833335	0.00000000	0.00000000	0.00000000	0.00000000	3.50833335	1,000.00000000
A-SB	12626BAE4	385.24179746	14.24023042	1.21832712	0.00000000	0.00000000	0.00000000	0.00000000	15.45855754	371.00156704
A-M	12626BAN4	1,000.00000000	0.00000000	3.76416663	0.00000000	0.00000000	0.00000000	0.00000000	3.76416663	1,000.00000000
B	12626BAQ7	1,000.00000000	0.00000000	4.08344934	0.00000000	0.00000000	0.00000000	0.00000000	4.08344934	1,000.00000000
C	12626BAU8	1,000.00000000	0.00000000	4.08344936	0.00000000	0.00000000	0.00000000	0.00000000	4.08344936	1,000.00000000
D	12626BAW4	1,000.00000000	0.00000000	4.08344938	0.00000000	0.00000000	0.00000000	0.00000000	4.08344938	1,000.00000000
E	12626BAY0	1,000.00000000	0.00000000	4.08344927	0.00000000	0.00000000	0.00000000	0.00000000	4.08344927	1,000.00000000
F	12626BBA1	1,000.00000000	0.00000000	4.08344969	0.00000000	0.00000000	0.00000000	0.00000000	4.08344969	1,000.00000000
G	12626BBC7	494.96568300	0.00000000	1.95699512	0.06417209	31.44935301	0.00000000	0.00000000	1.95699512	494.96568300
V	12626BBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12626BBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12626BBG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12626BAF1	613.02414444	0.00000000	0.36275042	0.00000000	0.00000000	0.00000000	0.00000000	0.36275042	611.59368814
X-B	12626BAL8	915.30294563	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	915.30294563

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	216,641.95	0.00	216,641.95	0.00	0.00	0.00	216,641.95	0.00
A-3FL	09/13/21 - 10/12/21	30	0.00	12,748.75	0.00	12,748.75	0.00	0.00	0.00	12,748.75	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	977,190.12	0.00	977,190.12	0.00	0.00	0.00	977,190.12	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	98,769.78	0.00	98,769.78	0.00	0.00	0.00	98,769.78	0.00
A-M	09/01/21 - 09/30/21	30	0.00	375,573.49	0.00	375,573.49	0.00	0.00	0.00	375,573.49	0.00
B	09/01/21 - 09/30/21	30	0.00	242,401.72	0.00	242,401.72	0.00	0.00	0.00	242,401.72	0.00
C	09/01/21 - 09/30/21	30	0.00	128,930.83	0.00	128,930.83	0.00	0.00	0.00	128,930.83	0.00
D	09/01/21 - 09/30/21	30	0.00	185,670.36	0.00	185,670.36	0.00	0.00	0.00	185,670.36	0.00
E	09/01/21 - 09/30/21	30	0.00	72,203.55	0.00	72,203.55	0.00	0.00	0.00	72,203.55	0.00
F	09/01/21 - 09/30/21	30	0.00	61,884.68	0.00	61,884.68	0.00	0.00	0.00	61,884.68	0.00
G	09/01/21 - 09/30/21	30	1,070,294.27	68,925.64	0.00	68,925.64	2,188.39	0.00	0.00	66,737.25	1,072,482.66
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/21 - 09/30/21	30	0.00	292,759.18	0.00	292,759.18	0.00	0.00	0.00	292,759.18	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,070,294.27	2,733,700.05	0.00	2,733,700.05	2,188.39	0.00	0.00	2,731,511.66	1,072,482.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
AM (Non-PEZ)	12626BAN4	4.517000%	99,776,000.00	99,776,000.00	0.00	375,573.49	0.00	0.00	375,573.49	99,776,000.00
AM (PEZ)	NA	N/A	99,776,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-PEZ)	12626BAQ7	4.900139%	59,362,000.00	59,362,000.00	0.00	242,401.72	0.00	0.00	242,401.72	59,362,000.00
B (PEZ)	NA	N/A	59,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-PEZ)	12626BAU8	4.900139%	31,574,000.00	31,574,000.00	0.00	128,930.83	0.00	0.00	128,930.83	31,574,000.00
C (PEZ)	NA	N/A	31,574,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			381,424,000.00	190,712,000.00	0.00	746,906.04	0.00	0.00	746,906.04	190,712,000.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information

Total Available Distribution Amount (1)	3,885,967.14
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	0.083000
Next Period 1 Month LIBOR %	0.086000
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,823,875.32	Master Servicing Fee	32,099.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,269.55
Interest Adjustments	0.00	Trustee Fee	283.69
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.69
ARD Interest	0.00	Operating Advisor Fee	1,611.73
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	7,046.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,823,875.32	Total Fees	43,594.61

Principal		Expenses/Reimbursements
Scheduled Principal	1,154,455.48	Reimbursement for Interest on Advances	802.83
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,385.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,154,455.48	Total Expenses/Reimbursements	2,188.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,731,511.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,154,455.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	46,577.11
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,932,544.25
Total Funds Collected	3,978,330.80	Total Funds Distributed	3,978,327.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	680,864,857.60	680,864,857.60	Beginning Certificate Balance	680,864,857.60
(-) Scheduled Principal Collections	1,154,455.48	1,154,455.48	(-) Principal Distributions	1,154,455.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	679,710,402.12	679,710,402.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	680,934,874.84	680,934,874.84	Ending Certificate Balance	679,710,402.12
Ending Actual Collateral Balance	679,734,866.04	679,734,866.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	191,558,704.98	28.18%	20	5.0388	NAP	Defeased	15	191,558,704.98	28.18%	20	5.0388	NAP
	9,999,999 or less	17	88,842,543.70	13.07%	21	5.2601	1.650690	1.39 or less	9	156,449,463.90	23.02%	61	5.1192	0.547100
10,000,000 to 24,999,999		5	72,716,046.21	10.70%	21	4.8169	2.241717	1.40 to 1.44	2	17,585,972.44	2.59%	21	5.4044	1.424164
25,000,000 to 39,999,999		7	226,593,107.23	33.34%	49	4.9937	1.079077	1.45 to 1.54	3	51,792,208.86	7.62%	21	5.2969	1.470977
40,000,000 to 59,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.64	0	0.00	0.00%	0	0.0000	0.000000
	60,000,000 or greater	1	100,000,000.00	14.71%	22	4.6850	4.414600	1.65 to 1.74	2	34,321,229.61	5.05%	21	5.4262	1.712815
	Totals	45	679,710,402.12	100.00%	30	4.9769	2.028125	1.75 to 1.84	1	4,043,923.69	0.59%	22	5.1840	1.842900
								1.85 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
								2.00 or greater	13	223,958,898.64	32.95%	21	4.6444	3.315650
								Totals	45	679,710,402.12	100.00%	30	4.9769	2.028125
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	191,558,704.98	28.18%	20	5.0388	NAP
							Defeased	17	191,558,704.98	28.18%	20	5.0388	NAP
Alabama	2	4,988,600.62	0.73%	20	4.7848	0.956847
							Industrial	2	10,590,404.25	1.56%	22	5.1840	1.963687
California	7	161,354,253.48	23.74%	60	4.8753	3.310803
							Lodging	6	84,936,337.14	12.50%	21	4.7297	1.260059
Colorado	1	5,980,557.88	0.88%	22	4.9400	1.482500
							Mixed Use	1	39,256,510.30	5.78%	22	5.4800	1.468900
Delaware	1	32,306,078.25	4.75%	22	5.2625	1.236800
							Mobile Home Park	2	2,964,769.96	0.44%	22	5.4625	2.095500
Florida	6	13,161,526.39	1.94%	21	5.3782	1.418321
							Multi-Family	3	16,354,369.99	2.41%	21	5.2713	2.207372
Hawaii	1	37,765,698.03	5.56%	21	4.1035	2.192000
							Office	7	163,936,035.59	24.12%	22	4.8195	3.063136
Kentucky	2	38,339,485.82	5.64%	22	5.0962	(0.246876)
							Other	1	5,050,501.93	0.74%	22	6.0600	(0.050300)
Maryland	1	6,487,914.89	0.95%	22	5.4100	1.691000
							Retail	22	137,229,453.27	20.19%	67	4.8943	1.589417
Michigan	2	41,063,099.63	6.04%	22	5.4765	1.501633
							Self Storage	1	27,833,314.72	4.09%	21	5.4300	1.717900
Missouri	1	3,260,000.00	0.48%	22	4.7326	2.159600
							Totals	62	679,710,402.12	100.00%	30	4.9769	2.028125
Nevada	1	5,435,296.82	0.80%	22	5.6820	2.129300

New York	4	36,234,648.89	5.33%	21	5.3861	1.698113

North Carolina	2	13,921,313.13	2.05%	20	4.6497	2.064427

Pennsylvania	1	304,145.72	0.04%	18	4.5260	1.472900

South Carolina	1	10,903,146.04	1.60%	21	5.5435	1.321100

Texas	10	49,916,023.74	7.34%	21	4.9316	0.685498

Virginia	1	4,687,265.47	0.69%	21	5.2775	3.009500

Washington	1	22,042,642.35	3.24%	20	3.9700	3.227700

Totals	62	679,710,402.12	100.00%	30	4.9769	2.028125

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	191,558,704.98	28.18%	20	5.0388	NAP	Defeased	15	191,558,704.98	28.18%	20	5.0388	NAP
	4.2499% or less	2	59,808,340.38	8.80%	21	4.0543	2.573712	12 months or less	1	25,869,086.74	3.81%	262	5.0200	1.208400
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	121,410,918.57	17.86%	22	4.6667	3.965441	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	24	306,932,438.19	45.16%	42	5.2408	1.173726	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	679,710,402.12	100.00%	30	4.9769	2.028125	49 months or greater	29	462,282,610.40	68.01%	21	4.9489	2.086108
								Totals	45	679,710,402.12	100.00%	30	4.9769	2.028125
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	191,558,704.98	28.18%	20	5.0388	NAP	Defeased	15	191,558,704.98	28.18%	20	5.0388	NAP
	60 months or less	29	462,282,610.40	68.01%	21	4.9489	2.086108	Interest Only	2	103,260,000.00	15.19%	22	4.6865	4.343408
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	1	25,869,086.74	3.81%	262	5.0200	1.208400	121 months or greater	28	384,891,697.14	56.63%	38	5.0240	1.421520
	Totals	45	679,710,402.12	100.00%	30	4.9769	2.028125	Totals	45	679,710,402.12	100.00%	30	4.9769	2.028125
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	191,558,704.98	28.18%	20	5.0388	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	466,109,054.79	68.57%	35	4.9991	1.983409
	13 months to 24 months	1	22,042,642.35	3.24%	20	3.9700	3.227700
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	679,710,402.12	100.00%	30	4.9769	2.028125
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	407000195	OF	Los Angeles	CA	Actual/360	4.685%	390,416.67	0.00	0.00	N/A	08/06/23	--	100,000,000.00	100,000,000.00	10/06/21
4	407000197	OF	El Segundo	CA	Actual/360	4.580%	184,746.83	0.00	0.00	N/A	05/06/23	--	48,400,000.00	48,400,000.00	10/06/21
5	300710005	MU	Brighton	MI	Actual/360	5.480%	179,615.38	75,325.28	0.00	N/A	08/01/23	--	39,331,835.58	39,256,510.30	10/01/21
6	407000203	RT	Hilo	HI	Actual/360	4.104%	129,444.17	88,086.47	0.00	N/A	07/06/23	--	37,853,784.50	37,765,698.03	10/06/21
7	300710007	LO	Louisville	KY	Actual/360	4.950%	137,601.00	68,834.55	0.00	N/A	08/01/23	--	33,357,818.44	33,288,983.89	10/01/21
8	407000207	OF	Austin	TX	Actual/360	4.811%	121,633.41	63,813.58	0.00	N/A	08/06/23	--	30,337,248.88	30,273,435.30	10/06/21
9	300710009	RT	Newark	DE	Actual/360	5.263%	141,902.08	51,640.28	0.00	N/A	08/06/23	--	32,357,718.53	32,306,078.25	10/06/21
10	300710010	SS	Long Island City	NY	Actual/360	5.430%	126,190.55	54,099.02	0.00	N/A	07/06/23	--	27,887,413.74	27,833,314.72	10/06/21
11	300710011	RT	Clovis	CA	Actual/360	5.020%	108,440.62	52,972.76	0.00	N/A	08/01/43	--	25,922,059.50	25,869,086.74	10/01/21
12	300710012	IN	Salinas	CA	Actual/360	5.397%	98,086.23	42,257.46	0.00	N/A	06/06/23	--	21,807,036.72	21,764,779.26	10/06/21
13	656100115	LO	Tacoma	WA	Actual/360	3.970%	73,140.82	65,415.30	0.00	N/A	06/06/23	--	22,108,057.65	22,042,642.35	10/06/21
14	300710014	MF	Worcester	MA	Actual/360	5.567%	97,530.66	39,756.85	0.00	N/A	06/06/23	--	21,021,426.62	20,981,669.77	10/06/21
16	407000198	OF	Seattle	WA	Actual/360	5.136%	73,247.40	34,416.41	0.00	N/A	04/01/23	--	17,115,544.40	17,081,127.99	10/01/21
18	407000190	OF	Culver City	CA	Actual/360	5.171%	70,888.93	33,102.02	0.00	N/A	07/06/23	--	16,450,728.56	16,417,626.54	10/06/21
20	300710020	LO	Corolla	NC	Actual/360	4.570%	44,305.26	37,987.27	0.00	N/A	06/06/23	--	11,633,765.16	11,595,777.89	10/06/21
21	300710021	MF	Groveport	OH	Actual/360	5.050%	51,489.20	25,039.01	0.00	N/A	07/01/23	--	12,235,056.82	12,210,017.81	10/01/21
24	300710024	RT	Tampa	FL	Actual/360	5.480%	53,793.24	22,688.96	0.00	N/A	07/06/23	--	11,779,542.35	11,756,853.39	10/06/21
25	407000174	OF	Houston	TX	Actual/360	4.378%	41,657.75	25,769.65	0.00	N/A	03/06/23	--	11,418,295.41	11,392,525.76	10/06/21
26	407000206	MH	Las Vegas	NV	Actual/360	5.096%	43,267.09	31,094.03	0.00	N/A	08/06/23	--	10,189,483.66	10,158,389.63	10/06/21
27	407000196	RT	Bluffton	SC	Actual/360	5.543%	50,464.31	20,850.85	0.00	N/A	07/06/23	--	10,923,996.89	10,903,146.04	10/06/21
28	300710028	MF	Greensboro	NC	Actual/360	5.226%	43,914.12	21,815.82	0.00	N/A	06/06/23	--	10,082,645.89	10,060,830.07	10/06/21
30	407000193	MF	Dallas	TX	Actual/360	5.336%	40,594.35	17,947.60	0.00	N/A	07/06/23	--	9,129,164.05	9,111,216.45	10/06/21
31	300710031	LO	San Mateo	CA	Actual/360	5.720%	40,520.75	24,463.86	0.00	N/A	07/06/23	--	8,501,599.81	8,477,135.95	09/06/21
32	656100133	MU	South Lake Tahoe	CA	Actual/360	5.890%	43,685.48	16,156.69	0.00	N/A	07/06/23	--	8,900,266.57	8,884,109.88	10/06/21
34	300710034	RT	Various	Various	Actual/360	4.526%	24,858.19	35,630.53	0.00	N/A	04/06/23	--	6,590,771.21	6,555,140.68	10/06/21
35	407000199	OF	Atlanta	GA	Actual/360	5.266%	34,907.53	15,706.99	0.00	N/A	08/06/23	--	7,955,376.75	7,939,669.76	10/06/21
36	656100118	IN	Livonia	MI	Actual/360	4.340%	23,834.51	14,948.89	0.00	N/A	03/06/23	--	6,590,186.04	6,575,237.15	10/06/21
37	407000202	IN	Garden Grove	CA	Actual/360	5.184%	28,337.39	13,100.70	0.00	N/A	08/06/23	--	6,559,581.26	6,546,480.56	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
39	300710039	RT	Capitol Heights	MD	Actual/360	5.410%	29,306.37	12,574.19	0.00	N/A	08/06/23	--	6,500,489.08	6,487,914.89	10/06/21
42	300710042	OF	Greenwood Village	CO	Actual/360	4.940%	24,670.94	12,383.73	0.00	N/A	08/01/23	--	5,992,941.61	5,980,557.88	10/01/21
43	300710043	OF	Houston	TX	Actual/360	5.252%	25,562.68	11,553.73	0.00	N/A	08/06/23	--	5,840,672.78	5,829,119.05	10/06/21
44	407000205	MH	Davie	FL	Actual/360	5.096%	23,075.79	16,583.47	0.00	N/A	05/06/23	--	5,434,391.77	5,417,808.30	10/06/21
45	300710045	MF	New York	NY	Actual/360	5.120%	23,243.11	11,040.22	0.00	N/A	07/06/23	--	5,447,604.43	5,436,564.21	10/06/21
46	407000200	OF	Las Vegas	NV	Actual/360	5.682%	25,784.10	10,130.04	0.00	N/A	08/06/23	--	5,445,426.86	5,435,296.82	10/06/21
47	300710047	98	Louisville	KY	Actual/360	6.060%	25,575.49	13,950.93	0.00	N/A	08/06/23	--	5,064,452.86	5,050,501.93	10/06/21
48	300710048	LO	Opelika	AL	Actual/360	4.793%	19,409.82	15,516.62	0.00	N/A	06/06/23	--	4,860,048.21	4,844,531.59	10/06/21
50	300710050	LO	Chesapeake	VA	Actual/360	5.277%	20,676.54	14,173.99	0.00	N/A	07/06/23	--	4,701,439.46	4,687,265.47	10/06/21
51	656100123	MF	Biloxi	MS	Actual/360	4.810%	17,534.29	9,254.48	0.00	N/A	07/06/23	--	4,374,460.01	4,365,205.53	10/06/21
52	407000201	IN	Orange	CA	Actual/360	5.184%	17,504.71	8,092.63	0.00	N/A	08/06/23	--	4,052,016.32	4,043,923.69	10/06/21
53	300710053	MF	Austell	GA	Actual/360	5.610%	18,414.90	7,447.04	0.00	N/A	07/06/23	--	3,939,016.52	3,931,569.48	10/06/21
54	407000204	MH	Various	NY	Actual/360	5.463%	13,521.84	5,703.07	0.00	N/A	08/06/23	--	2,970,473.03	2,964,769.96	10/06/21
55	300710055	RT	Malden	MO	Actual/360	4.733%	12,856.87	0.00	0.00	N/A	08/06/23	--	3,260,000.00	3,260,000.00	10/06/21
56	300710056	RT	Friendswood	TX	Actual/360	5.138%	10,277.64	4,853.22	0.00	N/A	07/06/23	--	2,400,617.81	2,395,764.59	10/06/21
57	300710057	RT	Charlotte	NC	Actual/360	5.047%	9,800.88	4,770.96	0.00	N/A	07/06/23	--	2,330,306.20	2,325,535.24	10/06/21
59	300710059	MF	Warren	MI	Actual/360	5.400%	8,145.43	3,506.33	0.00	N/A	08/01/23	--	1,810,095.66	1,806,589.33	10/01/21
Totals							2,823,875.32	1,154,455.48	0.00				680,864,857.60	679,710,402.12
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	36,230,055.18	19,318,660.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	4,744,822.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,009,988.15	3,086,836.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(514,940.71)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,924,326.57	(100,397.03)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,038,852.52	1,524,050.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,811,857.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,496,104.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	6,193,607.00	5,379,832.00	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	3,681,996.62	1,562,056.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,155,034.74	2,213,545.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,294,495.12	664,793.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,214,807.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	2,001,232.04	498,173.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	362,651.56	0.00	--	--	--	0.00	0.00	64,418.55	64,418.55	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,286,836.78	576,892.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	869,181.93	527,854.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	884,563.64	450,362.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	828,110.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	725,330.72	363,667.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	580,001.01	288,481.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	834,576.63	504,833.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	135,820.68	13,843.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	158,572.53	457,409.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,359,861.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	583,087.95	299,927.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	490,993.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	338,394.00	169,197.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	398,020.21	212,149.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	335,412.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	84,453,654.42	38,012,170.24				0.00	0.00	64,418.55	64,418.55	0.00	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976910%	4.899559%	30
09/13/21	0	0.00	1	8,501,599.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976979%	4.899639%	31
08/12/21	1	8,524,599.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.977033%	4.899703%	32
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.977085%	4.899766%	33
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.977152%	4.891695%	34
05/12/21	0	0.00	0	0.00	1	22,338,971.49	0	0.00	0	0.00	1	22,338,971.49	0	0.00	0	0.00	4.977235%	4.891783%	35
04/12/21	0	0.00	0	0.00	1	21,933,009.88	0	0.00	0	0.00	0	0.00	0	0.00	2	97,934,319.59	4.977991%	4.892665%	36
03/12/21	0	0.00	0	0.00	1	21,975,142.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.858325%	4.781441%	36
02/12/21	0	0.00	0	0.00	1	22,024,392.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.858399%	4.781522%	37
01/12/21	0	0.00	0	0.00	1	22,066,214.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.858432%	4.781562%	38
12/11/20	0	0.00	1	8,711,309.14	1	22,107,892.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.858465%	4.781601%	39
11/13/20	0	0.00	1	8,734,662.17	1	22,151,863.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.858510%	4.781653%	40
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	300710031 09/06/21		0	B	64,418.55	64,418.55	0.00	8,501,599.81
Totals					64,418.55	64,418.55	0.00	8,501,599.81

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		653,841,315	653,841,315	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		25,869,087	25,869,087	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	679,710,402	679,710,402	0	0	0	0
Sep-21	680,864,858	672,363,258	0	8,501,600	0	0
Aug-21	681,940,145	673,415,545	8,524,600	0	0	0
Jul-21	683,010,812	683,010,812	0	0	0	0
Jun-21	684,151,538	684,151,538	0	0	0	0
May-21	685,191,400	662,852,428	0	0	22,338,971	0
Apr-21	685,852,634	663,919,625	0	0	21,933,010	0
Mar-21	784,996,690	763,021,547	0	0	21,975,142	0
Feb-21	786,459,864	764,435,471	0	0	22,024,393	0
Jan-21	787,658,391	765,592,177	0	0	22,066,214	0
Dec-20	788,851,904	758,032,702	0	8,711,309	22,107,893	0
Nov-20	790,127,084	759,240,558	0	8,734,662	22,151,864	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	656100115	0.00	3.97000%	0.00	3.97000%		04/06/21	04/06/20	05/06/21
13	656100115	22,362,269.49	3.97000%	21,933,009.88 3.97000%		2	04/08/21	04/06/20	05/06/21
48	300710048	4,863,377.66	4.79200%	4,863,377.66 4.79200%		10	07/22/20	06/06/20	09/08/20
Totals		27,225,647.15		26,796,387.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000163 10/15/18	17,139,014.39	6,890,000.00	6,960,935.48	6,960,935.48	6,960,935.48	0.00	17,139,014.39	0.00	36,357.81	17,102,656.58	71.26%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,139,014.39	6,890,000.00	6,960,935.48	6,960,935.48	6,960,935.48	0.00	17,139,014.39	0.00	36,357.81	17,102,656.58

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	407000163	07/10/20	0.00	0.00	17,102,656.58	0.00	0.00	658.00	0.00	0.00	13,733,675.05
		06/12/20	0.00	0.00	17,101,998.58	0.00	108.90	0.00	0.00	0.00
		04/10/20	0.00	0.00	17,101,889.68	0.00	0.00	90.00	0.00	0.00
		02/12/20	0.00	0.00	17,101,799.68	0.00	0.00	1,455.00	0.00	0.00
		01/10/20	0.00	0.00	17,100,344.68	0.00	0.00	89.01	0.00	0.00
		11/13/19	0.00	0.00	17,100,255.67	0.00	(40,943.56)	0.00	0.00	0.00
		03/12/19	0.00	0.00	17,141,199.23	0.00	(1,502.27)	0.00	0.00	0.00
		02/12/19	0.00	0.00	17,142,701.50	0.00	27,000.00	0.00	0.00	0.00
		01/11/19	0.00	0.00	17,115,701.50	0.00	(23,312.89)	(526.00)	0.00	0.00
		12/12/18	0.00	0.00	17,139,540.39	0.00	0.00	526.00	0.00	0.00
		10/15/18	0.00	0.00	17,139,014.39	0.00	0.00	17,139,014.39	0.00	(3,407,631.35)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,102,656.58	0.00	(38,649.82)	17,141,306.40	0.00	(3,407,631.35)	13,733,675.05

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,385.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	802.83	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,385.56	0.00	0.00	0.00	802.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,188.39

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $95,356,000.00 of Class PEZ was exchanged for $49,888,000.00 of Class A-M, $29,681,000.00 of Class B, and $15,787,000.00 of Class C.

October 2021 Disclosable Special Servicer Fees
Special Servicer Compensation (CREFC) Workout Fee M656100115 $1,386

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 28 of 28